Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2025
Other Accounts Payable [Abstract]
Schedule of Other Accounts Payable
	December 31,
	2025	2024
	USD in thousands
Employees and payroll accruals	7,869	4,543
Accrued vacation pay	1,926	1,489
Government authorities	6,726	6,028
Accrued expenses	10,308	24,746
Current liability of government grants	240	270
Deferred revenues	896	680
Legal provision	11,722	-
Other	3,481	1,718
	43,168	39,474